Financial Information of Company's VIEs and VIEs' Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 80,056	$ 67,977
Prepayment and other current assets	31,315	26,732
Total current assets	165,114	168,689
Total assets	398,139	355,350	$ 328,925
Deferred revenue – current	105,953	94,202
Total current liabilities	189,488	182,905
Deferred revenue – non-current	33,928	33,564
Total non-current liabilities	81,707	48,699
Total liabilities	271,195	231,604
Net cash provided by operating activities	40,961	81,795	50,094
Net cash used in investing activities	(16,149)	(25,058)	(55,497)
Net cash used in financing activities	(40,254)	(24,219)	(3,302)
Consolidated VIE
Variable Interest Entity [Line Items]
Cash and cash equivalents	67,257	39,919
Prepayment and other current assets	28,334	24,533
Total current assets	113,040	192,471
Total assets	271,168	314,943
Deferred revenue – current	104,929	93,364
Total current liabilities	174,978	137,478
Deferred revenue – non-current	33,928	33,564
Total non-current liabilities	64,007	36,004
Total liabilities	238,985	173,483
Net revenues	197,110	183,893	151,146
Net income	33,439	36,393	29,532
Net cash provided by operating activities	29,294	41,568	44,054
Net cash used in investing activities	(3,127)	(20,517)	(44,414)
Net cash used in financing activities	(1,713)		(5,706)
Effects of exchange rate changes	$ 2,884	$ (1,609)	$ (555)